31. Risks and Financial Instruments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets in foreign currency
Cash, cash equivalents and financial investments in foreign currency (except hedging instruments)	R$ 236.4	R$ 423.9
Foreign trade receivables, net of allowance for doubtful accounts and advances to foreign customers	214.9	323.4
Net investments in foreign subsidiaries (except cash, cash equivalents, financial investments, trade receivables, financing, and payables)	930.0	600.9
Assets in foreign currency	1,381.3	1,348.2
Liabilities in foreign currency
Financing in foreign currency, gross of transaction costs and discount	(4,416.2)	(4,736.3)
Payables arising from imports, net of advances to foreign suppliers	(173.1)	(57.1)
Liabilities in foreign currency	(4,589.3)	(4,793.4)
Foreign currency hedging instruments	1,777.6	2,206.4
Net asset (liability) position – Total	(1,430.4)	(1,238.8)
Net asset (liability) position – Income statement effect	(26.1)	24.8
Net asset (liability) position – Shareholders’ equity effect	R$ (1,404.3)	R$ (1,263.6)